UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period: 11/30/2018

8

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2018 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.14%

Arrangment of Transportation of Freight & Fargo - 0.78%
14,840	Cryoport, Inc. *	$ 160,569

Biological Products (No Diagnostic Substances) - 1.68%
3,450	Acceleron Pharma, Inc. *	236,597
1,230	Neurocrine Biosciences, Inc. *	108,572
		345,169
Business Services - 1.03%
1,320	Alibaba Group Holding LTD. *	212,335

Cable & Other Pay Television Services- 0.60%
3,050	Roku, Inc. *	124,287

Computer Communications Equipment - 0.81%
700	Arista Networks, Inc.*	166,936

Computer Peripheral Equipment, NEC - 0.33%
7,150	Mitek systems, Inc.*	68,426

Computer Storage Devices - 0.66%
7,230	Pure Storage, Inc. Class A*	136,719

Electromedical & Electrotherapeutic - 1.67%
5,250	Axogen, Inc. *	175,770
5,000	Biolife Solutions, Inc. *	167,580
		343,350
Finance Services - 1.40%
3,450	Green Dot Corp. *	287,523

Hospital & Medical Service Plans - 0.78%
5,350	Trupanion, Inc.*	160,126

Hotels and Motels - 1.45%
6,800	El Dorado Resorts Inc.*	299,064

In Vitro & In Vivo Diagnostic Substances- 0.69%
7,100	Immunomdics, Inc. *	142,639

Industrial Organic Chemicals - 1.26%
11,810	Codexis, Inc. *	258,875

Insurance Agents Brokers & Services - 0.65%
5,550	Goosehead Insurance, Inc. *	141,081
3,640	Health Insurance Innovations, Inc. *	134,025
		275,106
Laboratory Analytical Instruments - 0.64%
8,860	Accelerant Diagnostics, Inc. *	130,862

Loan Brokers - 1.10%
870	LendingTree, Inc. *	226,496

Medicinal Chemicals & Botanical Products - 1.04%
6,370	Canopy Growth Corp. *	213,714
1,400	Tilray, Inc. *	143,430
		357,144
Motor Vehicles & Passanger Car Bodies - 1.35%
790	Tesla, Inc. *	276,879

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.88%
790	Align Technology, Inc. *	181,613
9,520	Sientra, Inc. *	161,840
		343,453
Pharmaceutical Preparations- 14.42%
11,260	Acadia Pharmaceuticals, Inc. *	214,616
7,015	Adamas Pharmaceuticals, Inc. *	71,834
11,875	Amicus Therapeutics, Inc. *	130,106
1,640	Ani Pharmaceuticals, Inc. *	91,168
7,240	Akcea Therapeutics, Inc. *	245,364
4,045	Clovis Oncology, Inc. *	69,614
5,890	Collegium Pharmaceutical, Inc. *	113,029
15,695	Corcept Therapeutics, Inc. *	218,631
7,760	Flexion Therapeutics, Inc. *	126,565
920	GW Pharmaceuticals, Plc. *	113,178
5,540	Heron Therapeutics, Inc. *	159,164
7,100	Portola Pharmaceuticals, Inc.	155,135
5,680	PTC Therapeutics, Inc. *	201,754
4,120	Puma Biotechnology, Inc. *	95,749
11,060	Radius Health, Inc. *	184,370
1,710	Sarepta Therapeutics, Inc. *	221,394
2,700	Supernus Pharmaceuticals, Inc. *	128,034
2,230	Tesaro, Inc. *	103,427
2,955	Ultragenyx Pharmaceutical, Inc. *	158,595
905	Vertex Pharmaceuticals, Inc. *	163,615
		2,965,342
Pharmaceuticals - 1.26%
2,345	Intercept Pharmaceuticas, Inc. *	260,084

Retail-Auto Dealers & Gasoline Stations - 1.39%
6,585	Carvana Co.*	285,065

Retail-Catalog & Mail-Order Houses - 4.00%
405	Amazon.com, Inc.*	684,519
1,305	Wayfair, Inc.*	138,591
		823,110
Semiconductors & Related Devices - 0.69%
870	NVIDA Corporation	142,184

Services - Advertising - 0.86%
10,130	ANGI Homeservices, Inc. *	177,579

Services-Business Services, NEC - 10.58%
11,200	EXP World Holdings, Inc. *	121,520
2,550	GrubHub Inc.*	199,639
1,265	Healthquity, Inc.*	112,193
880	Mastercard, Inc.	176,942
5,680	PayPal Holdings, Inc.*	487,401
1,051	Stamps.com, Inc. *	180,204
7,445	Tabula Rasa Healthcare, Inc.*	561,949
1,275	Visa, Inc.	180,680
4,270	Zillow Group, Inc. *	154,702
		2,175,230
Services-Commercial Physical & Biological - 2.59%
3,075	Exact Sciences Corp.*	239,788
5,950	Exelixis, Inc.*	120,845
1,480	PRA Health Sciences, Inc. *	172,775
		533,408
Services-Computer Intergrated Systems Design - 0.65%
2,830	EBIX. Inc.	133,633

Services-Computer Processing & Data Prep - 4.65%
4,070	CarGurus, Inc. *	158,364
1,240	Proofpoint, Inc. *	120,292
2,930	RingCentral, Inc. *	242,897
1,100	Workday, Inc. *	180,400
6,400	Yext, Inc. *	92,928
2,710	Zendesk, Inc. *	161,055
		955,936
Services-Computer Programming Services- 0.17%
3,930	Zscaler, Inc. *	154,292

Services-Computer Programming, Data Processing- 5.05%
150	Alphabet, Inc. *	166,447
2,125	Facebook, Inc.*	298,796
5,250	SNAP, Inc. Class A *	34,178
3,240	Pluralsight, Inc. *	78,052
2,045	The Trade Desk, Inc. *	291,310
1,795	Wix.com Ltd.*	169,053
		1,037,836
Services-Motion Picture & Video Game Production - 0.53%
8,310	GAIA, Inc. *	108,362

Services-Medical Laboratories - 0.78%
5,500	CraeDx, Inc. *	160,985

Services-Offices & Clinics of Doctors of Medicine - 1.04%
3,425	Teladoc, Inc.*	213,891

Services-Prepackaged Software - 19.20%
2,280	2U, Inc.*	133,129
780	Adobe Systems, Inc.*	195,694
3,740	Alteryx, Inc. *	225,073
3,300	AppFolio, Inc.*	202,257
3,590	Blackline, Inc. *	153,903
3,340	Coupa Software, Inc. *	215,196
3,150	DocuSign, Inc. *	131,544
5,300	Evolent Health, Inc.*	136,210
7,025	Hortonworths, Inc. *	113,103
1,440	Hubspot, Inc. *	200,203
3,850	Instructure, Inc.*	145,415
1,375	MongoDB, Inc.	113,988
1,290	New Relic, Inc. *	112,475
3,810	Okta, Inc. *	242,507
1,665	Paycom Software, Inc.*	221,062
1,745	Paylocity Holding Corp.*	117,055
925	Salesforce.com, Inc. *	132,053
1,025	ServiceNow, Inc*	189,902
1,390	Shopify, Inc.*	212,197
2,380	ShotSpotter, Inc. *	90,654
7,060	Smartsheet, Inc. *	189,914
4,875	Square, Inc. *	340,470
1,080	Twilio, Inc. *	102,049
1,775	Zuora, Inc. *	33,778
		3,949,831
Services-Specialty Outpatient Facilities - 1.39%
4,020	BioTelemetry, Inc. *	285,179

Services-Video Tape Rental - 2.77%
1,990	Netflix, Inc. *	569,399

Surety Insurance - 0.38%
3,960	NMI Holdings, Inc. *	77,378

Surgical & Medical Instruments & Apparatus - 6.18%
810	ABIOMED*	269,471
2,260	IRADIMED Corp. *	65,043
2,725	iRythm Technologies, Inc.*	201,868
5,800	Novocure Ltd.*	199,056
4,010	Tactile Systems Technology, Inc. *	225,522
8,425	Tandem Diabetes Care, Inc. *	310,209
		1,271,169

TOTAL FOR COMMON STOCKS (Cost $15,937,751) - 100.13%		20,595,851

TOTAL INVESTMENTS (Cost $15,937,751) - 100.13% ***		20,595,851

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.13%)		(26,457)

NET ASSETS - 100.00%		$ 20,567,162

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

*** At November 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,937,751 amounted to $4,658,100, which consisted of aggregate gross unrealized appreciation of $6,326,684 and aggregate gross unrealized depreciation of $1,668,584.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,937,751 amounted to $4,658,100, which consisted of aggregate gross unrealized appreciation of $6,326,684 and aggregate gross unrealized depreciation of $1,668,584.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$20,595,851	$0	$0	$20,595,851
Total	$20,595,851	$0	$0	$20,595,851

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	1/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	1/28/2019